EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net income (loss) attributable to ordinary shares - basic and diluted	$ 1,043	$ (38,090)
Denominator:
Number of ordinary shares outstanding	25,850,021	25,849,417
Diluted number of ordinary shares outstanding	25,852,109	25,849,417
Net Earnings (Loss) per Share - Basic and Diluted	$ 0.04	$ (1.47)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	4,453,188	5,830,800